Schedule of Investments (unaudited)	iShares® MSCI Chile ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 22.1%
Banco de Chile	414,493,003	$42,736,546
Banco de Credito e Inversiones SA	426,610	20,373,645
Banco Santander Chile	376,703,016	20,771,961
Grupo Security SA	22,732,263	4,362,900
Itau CorpBanca Chile SA(a)	2,124,312,484	6,626,565
		94,871,617
Beverages — 5.6%
Cia. Cervecerias Unidas SA	1,648,137	14,786,598
Vina Concha y Toro SA	5,006,317	9,217,981
		24,004,579
Diversified Financial Services — 0.8%
Inversiones La Construccion SA	678,357	3,651,518

Electric Utilities — 11.3%
Enel Americas SA	196,470,357	27,118,062
Enel Chile SA	255,612,216	15,668,376
Engie Energia Chile SA	7,003,933	5,655,349
		48,441,787
Food & Staples Retailing — 5.8%
Cencosud SA	9,241,330	19,196,966
SMU SA	41,105,127	5,787,057
		24,984,023
Independent Power and Renewable Electricity Producers — 4.4%
AES Gener SA	48,805,765	7,046,353
Colbun SA	85,600,312	11,696,937
		18,743,290
IT Services — 1.2%
SONDA SA	8,744,543	5,159,703

Marine — 2.8%
Cia. Sud Americana de Vapores SA	168,083,542	11,827,328

Metals & Mining — 3.4%
CAP SA	792,952	14,414,324

Multiline Retail — 5.6%
Falabella SA	4,332,609	19,569,399
Ripley Corp. SA	16,111,741	4,547,981
		24,117,380
Security	Shares	Value

Oil, Gas & Consumable Fuels — 8.4%
Empresas COPEC SA	3,558,527	$35,904,530

Paper & Forest Products — 4.4%
Empresas CMPC SA	7,400,861	19,102,291

Real Estate Management & Development — 2.7%
Cencosud Shopping SA	849,218	1,617,558
Parque Arauco SA(a)	6,765,547	9,814,479
		11,432,037
Textiles, Apparel & Luxury Goods — 1.1%
Forus SA	2,240,899	4,559,124

Water Utilities — 2.5%
Aguas Andinas SA, Class A	35,224,232	6,723,477
Inversiones Aguas Metropolitanas SA	7,421,164	4,087,018
		10,810,495
Wireless Telecommunication Services — 2.2%
Empresa Nacional de Telecomunicaciones SA	1,781,296	9,330,352

Total Common Stocks — 84.3%
(Cost: $317,178,452)		361,354,378

Preferred Stocks

Beverages — 2.3%
Embotelladora Andina SA, Class B, Preference Shares, NVS	4,215,904	10,066,962

Chemicals — 12.9%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	1,233,710	55,257,266

Total Preferred Stocks — 15.2%
(Cost: $42,656,068)		65,324,228

Total Investments in Securities — 99.5%
(Cost: $359,834,520)		426,678,606

Other Assets, Less Liabilities — 0.5%		1,964,576

Net Assets — 100.0%		$428,643,182

(a) Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$2,080,000	$—	$(2,080,000	)(b)	$—	$—	—	—	$387	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares ® MSCI Chile ETF
May 31, 2021

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	27	06/18/21	$1,837	$40,128

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$361,354,378	$—	$—	$361,354,378
Preferred Stocks	65,324,228	—	—	65,324,228
	$426,678,606	$—	$—	$426,678,606
Derivative financial instruments(a)
Assets
Futures Contracts	$40,128	$—	$—	$40,128

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS                   Non-Voting Shares

2